As filed with the Securities and Exchange Commission on August 29, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9094

Leuthold Funds, Inc.
(Exact name of registrant as specified in charter)

100 N. Sixth Street, Suite 412A, Minneapolis, MN 55403
(Address of principal executive offices) (Zip code)

Steven C. Leuthold
Leuthold Weeden Capital Management, LLC
100 N. Sixth Street, Suite 412A, Minneapolis, MN 55403
(Name and address of agent for service)

612-332-9141
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: June 30, 2006

Item 1. Schedule of Investments.

Leuthold Core Investment Fund
Schedule of Investments
June 30, 2006
(Unaudited)
	Shares	Value
COMMON STOCKS - 46.09%
Aerospace & Defense - 0.61%
Cubic Corp. (b)	35,703	$700,136
L-3 Communications Holdings, Inc.	131,334	9,905,210
		10,605,346
Airlines - 4.70%
Airtran Holdings, Inc. (a)(b)	299,646	4,452,740
AMR Corp. (a)(b)	981,819	24,957,839
Continental Airlines, Inc. (a)(b)	684,723	20,404,745
Mesa Air Group, Inc. (a)(b)	335,349	3,303,188
Skywest, Inc.	336,624	8,348,275
Southwest Airlines Co. (b)	369,776	6,053,233
U S Airways Group, Inc. (a)(b)	269,044	13,597,484
		81,117,504
Biotechnology - 3.12%
Alkermes, Inc. (a)(b)	187,438	3,546,327
Amgen, Inc. (a)(b)	70,130	4,574,580
Biogen Idec, Inc. (a)	80,331	3,720,932
Celgene Corp. (a)(b)	189,988	9,011,131
Cepheid, Inc. (a)(b)	220,591	2,141,939
Genentech, Inc. (a)	93,082	7,614,107
Genzyme Corp. (a)	53,554	3,269,472
Gilead Sciences, Inc. (a)(b)	113,483	6,713,654
Medarex, Inc. (a)(b)	226,966	2,181,143
Medimmune, Inc. (a)(b)	90,531	2,453,390
Neurocrine Biosciences, Inc. (a)(b)	107,108	1,135,345
Pdl Biopharma, Inc. (a)(b)	113,483	2,089,222
United Therapeutics Corp. (a)(b)	44,628	2,578,159
Vertex Pharmaceuticals, Inc. (a)(b)	77,780	2,855,304
		53,884,705
Chemicals - 1.68%
Air Products & Chemicals, Inc.	170,862	10,921,499
Airgas, Inc.	181,063	6,744,597
Praxair, Inc.	210,390	11,361,060
		29,027,156
Commercial Banks - 0.78%
National City Corp. (b)	182,338	6,598,812
Wachovia Corp. (b)	126,234	6,826,735
		13,425,547
Commercial Physical And Biological Research - 0.11%
Essex Corp. (a)	105,832	1,949,425
Communications Equipment - 0.22%
Nice Sys Ltd. - ADR (a)	132,609	3,731,617
Computer Programming Services - 0.25%
BEA Systems, Inc. (a)	330,248	4,322,946
Computers & Peripherals - 0.90%
Advanced Digital Information Corp. (a)(b)	355,750	4,187,178
Komag, Inc. (a)(b)	84,156	3,886,324
M-Systems Flash Disk Pioneers (a)(b)( c)	253,743	7,518,405
		15,591,907
Diversified Financial Services - 0.39%
J.P. Morgan Chase & Co.	158,111	6,640,662
Electric Utilities - 0.41%
Cleco Corp. (b)	303,471	7,055,701
Electronic Equipment & Instruments - 0.21%
OSI Systems, Inc. (a)	36,978	657,099
Viisage Technology, Inc. (a)(b)	197,639	2,996,207
		3,653,306
Health Care Equipment & Supplies - 0.21%
Analogic Corp.	22,952	1,069,793
Steris Corp.	110,933	2,535,928
		3,605,721
Health Care Providers & Services - 1.04%
Laboratory Corp Of America Holdings (a)(b)	188,713	11,743,610
McKesson Corp.	130,059	6,149,190
		17,892,800
Health Care Technology - 0.31%
IMS Health, Inc. (b)	197,639	5,306,607
Household Durables - 0.20%
Kimball International, Inc.	173,412	3,417,951
Insurance - 4.58%
Manulife Financial Corp. ( c)	499,835	15,879,758
Metlife, Inc. (b)	358,300	18,348,543
Nationwide Financial Services	155,561	6,857,129
Prudential Financial, Inc.	400,378	31,109,371
The St. Paul Travelers Companies Inc.	153,011	6,821,230
		79,016,031
IT Services - 0.70%
CACI International, Inc. - Class A (a)(b)	114,758	6,693,834
SRA International, Inc. - Class A (a)(b)	205,289	5,466,846
		12,160,680
Life Science Tools & Services - 0.42%
Applera Corp - Applied Biosystems Group (b)	136,435	4,413,672
Techne Corp. (a)	54,829	2,791,893
		7,205,565
Metals & Mining - 12.51%
Alcan, Inc. ( c)	367,226	17,237,588
Alcoa, Inc. (b)	710,225	22,982,881
BHP Billiton Ltd. - ADR (b)	484,534	20,868,879
Cia Vale do Rio Doce - ADR (b)( c)	181,063	4,352,755
Inco Ltd. (b)( c)	655,396	43,190,596
PAN American Silver Corp. (a) (c )	107,108	1,926,873
Phelps Dodge Corp. (b)	411,854	33,837,925
Rio Tinto PLC - ADR (b)	153,011	32,087,937
Southern Copper Corp. (b)	214,215	19,092,983
Titanium Metals Corp. (a)(b)	596,742	20,515,990
		216,094,407
Multi-Utilities & Unregulated Power - 0.80%
Oneok, Inc.	406,754	13,845,906
Oil & Gas - 0.29%
EnCana Corp. (b)( c)	85,431	4,497,088
Hugoton Royalty Trust	18,870	560,439
		5,057,527
Pharmaceutical Preparations - 0.16%
Theravance, Inc. (a)(b)	119,858	2,742,351
Pharmaceuticals - 4.48%
Abbott Laboratories	202,739	8,841,448
AstraZeneca Plc - ADR (b)	224,416	13,424,565
Bristol-Myers Squibb Co.	290,720	7,518,019
Eli Lilly & Co.	123,684	6,836,015
GlaxoSmithKline PLC - ADR	158,111	8,822,594
Johnson & Johnson	123,684	7,411,145
Merck & Co., Inc.	159,386	5,806,432
Novartis AG - ADR	145,360	7,837,811
Pfizer, Inc.	237,167	5,566,309
Wyeth	121,134	5,379,561
		77,443,899
Poultry Slaughtering And Processing - 0.35%
Gold Kist, Inc. (a)	450,107	6,017,931
Road & Rail - 2.92%
Burlington Northern Santa Fe Corp. (b)	132,609	10,509,263
Canadian National Railway Co. ( c)	211,665	9,260,344
Canadian Pacific Railway Ltd. ( c)	132,609	6,781,624
CSX Corp. (b)	126,234	8,891,923
Norfolk Southern Corp.	156,836	8,346,812
Union Pacific Corp. (b)	71,405	6,637,809
		50,427,775
Software - 3.14%
Ansys, Inc. (a)(b)	65,030	3,109,735
Citrix Systems, Inc. (a)	220,591	8,845,699
Cognos, Inc. (a)( c)	71,405	2,031,472
Compuware Corp. (a)	390,177	2,614,186
Hyperion Solutions Corp. (a)	96,907	2,674,633
Informatica Corp. (a)(b)	344,274	4,530,646
Jack Henry & Associates, Inc.	191,263	3,760,231
Lawson Software Inc New (a)	318,772	2,135,772
Mentor Graphics Corp. (a)	295,821	3,839,757
SAP AG - ADR (b)	169,587	8,906,709
Sonic Solutions, Inc. (a)	80,331	1,325,461
TIBCO Software, Inc. (a)(b)	1,064,700	7,506,135
Verint Systems, Inc. (a)	98,182	2,865,933
		54,146,369
Tobacco - 0.23%
Universal Corp.	108,383	4,034,015
X-ray Apparatus And Tubes And Related Irradiation Apparatus - 0.37%
American Science & Engineering, Inc. (a)(b)	110,933	6,425,239
TOTAL COMMON STOCKS (Cost $651,236,361)		795,846,596

PHYSICAL INDUSTRIAL METALS - 4.81%
Physical Metals - 0.70%	Metric Tons
Antimony (a)	130	659,080
Manganese (a)	229	290,830
	Pounds
Cobalt Falconbridge Cathodes (a)	27,558	399,587
	Kilograms
Indium (a)	412	319,300
	Ounces
Palladium (a)	9,623	3,031,245
Silver (a)	658,200	7,299,438
		11,999,480

Prepaid Forward Contracts - 4.11%	Metric Tons
Aluminum 12/05 (a)(d)	750	1,500,000
Aluminum 03/06 (a)(d)	5,625	11,154,375
Aluminum 07/06 (a)(d)	1,600	3,116,800
Aluminum 12/06 (a)(d)	2,125	4,043,875
Copper 03/06 (a)(d)	3,700	14,074,800
Copper 07/06 (a)(d)	1,025	3,645,925
Copper 11/06 (a)(d)	125	421,500
Copper 12/06 (a)(d)	750	2,499,000
Lead 07/06 (a)(d)	3,175	2,967,038
Lead 12/06 (a)(d)	1,300	1,197,300
Nickel 12/05 (a)(d)	42	528,780
Nickel 03/06 (a)(d)	396	4,961,880
Nickel 07/06 (a)(d)	102	1,267,350
Nickel 12/06 (a)(d)	138	1,669,110
Tin 03/06 (a)(d)	345	2,266,650
Tin 07/06 (a)(d)	140	917,000
Tin 12/06 (a)(d)	300	1,957,500
Zinc 06/06 (a)(d)	4,575	6,935,700
Zinc 07/06 (a)(d)	1,275	1,903,575
Zinc12/06 (a)(d)	2,775	4,034,850
		71,063,008
TOTAL PHYSICAL INDUSTRIAL METALS (Cost $72,195,917)		83,062,488

INVESTMENT COMPANIES - 8.22%
Mutual Funds - 3.75%	Shares
Delaware Pooled Trust - The Emerging Markets Portfolio	96,966	1,355,588
Fidelity Japan Fund	442,428	7,623,031
Fidelity Japan Smaller Companies Fund	995,885	14,549,874
ING Russia Fund (a)	158,401	7,807,576
Matthews China Fund	717,547	12,844,093
Matthews India Fund	257,605	2,941,854
Matthews Japan Fund	217,383	3,917,247
Matthews Korea Fund	867,570	5,474,370
US Global Investors Accolade Funds - Eastern European Fund	200,291	8,199,926
		64,713,559
Exchange Traded Funds - 4.47%
iShares China 25 Fund (b)	72,417	5,561,626
iShares MSCI Brazil Index Fund (b)	177,979	6,962,538
iShares MSCI Emerging Markets Index Fund (b)	51,419	4,828,244
iShares MSCI Japan Index Fund (b)	2,996,606	40,873,706
iShares MSCI Malaysia Index Fund (b)	330,782	2,411,401
iShares MSCI South Africa Fund (b)	34,797	3,411,846
iShares MSCI South Korea Index Fund (b)	100,227	4,535,272
iShares MSCI Taiwan Index Fund (b)	219,269	2,811,029
iShares S&P Latin America Fund (b)	43,098	5,892,359
		77,288,021
TOTAL INVESTMENT COMPANIES (Cost $119,842,854)		142,001,580

	Principal
	Amount
CORPORATE BONDS - 10.76%
Diversified Financial Services - 3.46%
General Motors Acceptance Corporation
5.625%, 05/15/2009 (b)	62,712,000	59,649,146
Non-depository Credit Institutions - 4.26%
General Motors Acceptance Corp.
7.750%, 01/19/2010	74,000,000	73,618,382
Personal Credit Institutions - 3.04%
General Motors Acceptance Corp.
7.250%, 03/02/2011	54,103,000	52,453,291
TOTAL CORPORATE BONDS (Cost $183,876,034)		185,720,819
U.S. TREASURY OBLIGATIONS - 8.87%
U.S. Treasury Note - 8.87%
4.875%, 04/30/2011 (b)	74,278,000	73,520,736
4.250%, 10/15/2010 (b)	82,386,000	79,734,159
TOTAL U.S. TREASURY OBLIGATIONS (Cost $154,805,676)		153,254,895
	Shares
WARRANTS - 0.00%
Aerospace & Defense - 0.00%
Raytheon Co.
Expiration: June, 2011 (a)	362	4,579
TOTAL WARRANTS (Cost $1,629)		4,579
	Principal
	Amount
SHORT TERM INVESTMENTS - 5.51%
Commercial Paper - 1.73%
U.S. Bank CP
5.222%, 07/03/2006	30,000,000	29,991,417
Variable Rate Demand Notes - 3.78%
American Family Demand Note
4.807%	33,508,270	33,508,270
U.S. Bank, N.A. (e)
5.100%	29,153,572	29,153,572
Wisconsin Corporate Central Credit Union
5.020%	2,578,356	2,578,356
		65,240,198
TOTAL SHORT TERM INVESTMENTS (Cost $95,231,615)		95,231,615

INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 32.57%
COMMERCIAL PAPER - 15.30%

Antalis Funding, 5.33%, 07/07/06 (f)(e)	14,041,557	14,027,032
Chesham Financial, 5.32%, 07/03/06 (f)(e)	8,424,934	8,421,199
CCN Independence IV LLC, 5.27%, 04/16/07 (f)	7,488,830	7,488,830
Concord Minutemen Capital Co., 5.24%, 07/17/06 (f)	26,210,906	26,210,906
Duke Funding, 5.34%, 07/27/06 (e)	25,274,802	25,162,750
Fenway Funding, 5.35%, 07/05/06 (f)(e)	27,147,010	27,126,838
Laguna Corp., 5.13%, 07/05/06 (f)(e)	9,361,038	9,325,162
Laguna Corp., 5.32%, 07/27/06 (f)(e)	16,849,868	16,763,208
Lakeside Funding LLC, 5.17%, 07/10/06 (f)	9,361,038	9,361,038
Mortgage Interest, 5.22%, 07/06/06 (f)(e)	26,210,906	26,135,186
Rams Funding LLC, 5.12%, 07/06/06 (f)(e)	18,722,076	18,639,855
Rams Funding LLC, 5.32%, 07/17/06 (f)(e)	7,488,830	7,459,062
Stratford, 5.13%, 07/12/06 (f)(e)	14,041,557	13,967,956
Thornburg Mortgage Capital LLC, 5.11%, 07/06/06 (f)(e)	6,552,726	6,521,257
Thornburg Mortgage Capital LLC, 5.25%, 07/17/06 (f)(e)	20,594,283	20,501,535
UBS Finance, 5.27%, 07/03/06 (e)	27,147,010	27,135,088

Total Commercial Paper (Cost $264,246,902)		264,246,902
	Shares
MUTUAL FUND - 0.47%
AIM Short Term Liquid Asset Fund	8,105,032	8,105,032

Total Mutual Fund (Cost $8,105,032)		8,105,032
	Principal Amount
REPURCHASE AGREEMENTS - 16.80%
CS First Boston Repurchase Agreement,5.36%, 07/03/06	$ 32,763,632
(Collateralized by non-U.S. Government debt securities, value $34,256,252, 4.25% to 5.74%, 06/25/33 to 08/13/39 )		32,763,632
Lehman Brothers Repurchase Agreement,5.43%, 07/03/06	15,913,764
(Collateralized by non-U.S. Government debt securities, value $18,421,982, 6.33% to 10.48%, 07/20/07 to 06/01/28)		15,913,764
Lehman Brothers Repurchase Agreement, 5.43%, 07/03/06	16,849,868
(Collateralized by non-U.S. Government debt securities, value $17,402,901, 6.45% to 10.88%, 12/15/07 to 03/15/29)		16,849,868
Merrill Lynch Repurchase Agreement, 5.22%, 07/03/06	37,444,151
(Collateralized by U.S. Government Agency Issues, value $38,030,907, 4.00% to 5.87%, 05/01/13 to 04/01/35)		37,444,151
Morgan Stanley Repurchase Agreement, 5.39%, 07/03/06	187,220,757
(Collateralized by Freddie Mac Collaterialized Mortgage Obligations, value $191,919,999, 4.00% to 5.50%, 4/15/20 to 4/15/35)		187,220,757

Total Repurchase Agreements (Cost $290,192,172)		290,192,172

Total Investments Purchased as Securities Lending Collateral (Cost $562,544,106)		562,544,106

Total Investments (Cost $1,839,734,192) - 116.83%		2,017,666,678
Liabilities in Excess of Other Assets - (16.83)%		(290,725,932)
TOTAL NET ASSETS - 100.00%		$1,726,940,746

The cost basis of investments for federal income tax purposes at June 30, 2006, was as follows*:

Leuthold Core Investment Fund
Cost of investments	$1,277,190,086
Gross unrealized appreciation	213,350,795
Gross unrealized depreciation	(35,418,307)
Net unrealized appreciation	$177,932,486

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Leuthold Core Investment Fund
Schedule of Securities Sold Short
June 30, 2006
(Unaudited)

COMMON STOCKS - 22.30%	Shares	Value
Accident & Health Insurance - 0.44%
PartnerRe Ltd. (c )	119,102	$7,628,483
Auto Components - 0.31%
Gentex Corp.	386,966	$5,417,524
Automobiles - 0.39%
General Motors Corp.	228,419	$6,804,602
Biotechnology - 0.63%
Affymetrix, Inc. (a)	193,545	$4,954,752
OSI Pharmaceuticals, Inc. (a)	178,216	5,873,999
		$10,828,751
Bituminous Coal & Lignite Mining - 0.26%
Alpha Natural Resources, Inc. (a)	224,919	$4,412,911
Chemicals - 0.30%
Nova Chemicals Corp. ( c)	178,918	$5,151,049
Commercial Services & Supplies -0.34%
H&R Block, Inc.	246,265	$5,875,883
Computers & Peripherals - 0.57%
Avid Technology, Inc. (a)	140,516	$4,683,398
Diebold, Inc.	129,028	5,241,117
		$9,924,515
Consumer Finance - 0.53%
SLM Corp.	174,042	$9,210,303
Containers & Packaging - 0.70%
Crown Holdings, Inc. (a)	423,997	$6,601,633
Owens-Illinois, Inc. (a)	320,862	5,377,647
		$11,979,280
Diversified Financial Services - 0.49%
GATX Corp.	199,963	$8,498,428
Electric Utilities - 1.26%
Exelon Corp.	135,931	$7,724,959
Northeast Utilities	394,372	8,151,669
PNM Resources, Inc.	236,994	5,915,370
		$21,791,998
Electronic Equipment & Instruments - 0.29%
Flextronics International Ltd. (a)(c )	476,517	$5,060,611
Fire, Marine, & Casualty Insurance - 0.40%
Platinum Underwriters Holdings Ltd. ( c)	249,954	$6,993,713
Food Products - 0.30%
Tyson Foods, Inc.	344,123	$5,113,668
Gas Utilities - 0.67%
AGL Resources, Inc.	160,282	$6,109,950
NiSource, Inc.	249,848	5,456,680
		$11,566,630
Health Care Equipment & Supplies - 0.34%
Mentor Corp.	133,692	$5,815,602
Health Care Providers & Services - 0.34%
Tenet Healthcare Corp. (a)	835,033	$5,828,530
Hospital & Medical Service Plans - 0.40%
Axis Capital Holdings Ltd. (c )	244,400	$6,992,284
Hotels, Restaurants & Leisure - 0.32%
Hilton Hotels Corp.	193,325	$5,467,231
Household Durables - 0.32%
Hovnanian Enterprises, Inc. (a)	181,999	$5,474,530
Insurance - 1.78%
The Allstate Corp.	99,900	$5,467,527
Aspen Insurance Holdings Ltd. (c )	231,541	5,392,590
Everest Re Group Ltd. (c )	87,021	7,533,408
IPC Holdings Ltd. (c )	220,172	5,429,442
XL Capital Ltd. ( c)	113,549	6,960,554
		$30,783,521
Internet Software & Services - 0.43%
VeriSign, Inc. (a)	317,496	$7,356,382
Leisure Equipment & Products - 0.38%
Eastman Kodak Co.	279,248	$6,640,517
Media - 1.70%
Belo Corp.	259,212	$4,043,707
Interpublic Group of Companies, Inc. (a)	595,985	4,976,475
The Reader's Digest Association Inc.	368,451	5,143,576
RH Donnelley Corp. (a)	135,161	7,308,155
Valassis Communications, Inc. (a)	157,379	3,712,571
XM Satellite Radio Holdings, Inc. - Class A (a)	278,009	4,072,832
		$29,257,316
Metals & Mining - 0.39%
Massey Energy Co.	187,232	$6,740,352
Multi-Utilities & Unregulated Power 1.15%
CMS Energy Corp. (a)	450,579	$5,830,492
Energy East Corp.	241,799	5,786,250
Reliant Energy, Inc. (a)	679,075	8,135,319
		$19,752,061
Oil & Gas - 1.13%
Overseas Shipholding Group	115,466	$6,829,814
Pioneer Natural Resources Co.	141,630	6,573,048
Teekay Shipping Corp. (c )	146,043	6,110,439
		$19,513,301
Paper & Forest Products - 0.35%
Bowater, Inc.	268,469	$6,107,670
Pharmaceuticals - 0.34%
MGI Pharma, Inc. (a)	274,556	$5,902,954
Real Estate - 0.60%
The Mills Corp.	200,425	$5,361,369
The St Joe Co.	106,059	4,935,986
		$10,297,355
Real Estate Investment Trust - 0.55%
Simon Property Group, Inc.	114,794	$9,521,014
Semiconductor & Semiconductor Equipment - 0.97%
Entegris, Inc. (a)	518,940	$4,945,498
Infineon Technologies AG - ADR (a)	449,962	5,021,576
International Rectifier Corp. (a)	173,411	6,776,902
		$16,743,976
Software - 0.99%
Activision, Inc. (a)	555,914	$6,326,301
Ca, Inc.	258,179	5,305,579
Symantec Corp. (a)	353,279	5,489,956
		$17,121,836
Textiles, Apparel & Luxury Goods - 0.30%
Quiksilver, Inc. (a)	431,912	$5,260,688
Thrifts & Mortgage Finance - 1.37%
Fremont General Corp.	138,861	$2,577,260
New York Community Bancorp, Inc.	468,433	7,733,829
People's Bank/Bridgeport CT	166,774	5,478,526
Webster Financial Corp.	164,785	7,817,400
		$23,607,015
Water Utilites - 0.27%
Aqua America, Inc.	207,370	$4,725,962
Total Securities Sold Short (Proceeds $398,451,565)		$385,168,446

Footnotes
Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	All or a portion of this security is on loan.
(c )	Foreign Issued Security
(d)	Prepaid forward contract was executed as of October 19, 2005 and based on a moratorium on customer withdrawals imposed by the contract's counterparty, due ini part to the liquidity concerns, the
Fund has not received delivery on the executed value of the contracts.
(e)	Variable rate security. The rate shown is the rate in effect on
June 30, 2006.

Leuthold Select Industries Fund
Schedule of Investments
June 30, 2006
(Unaudited)
	Shares	Value
COMMON STOCKS - 97.15%
Aerospace & Defense - 1.52%
Cubic Corp.	3,591	$70,419
L-3 Communications Holdings, Inc.	16,881	1,273,165
		1,343,584
Airlines - 11.07%
Airtran Holdings, Inc. (a)(b)	35,700	530,502
AMR Corp. (a)(b)	115,279	2,930,392
Continental Airlines, Inc. (a)(b)	82,847	2,468,841
Mesa Air Group, Inc. (a)(b)	40,120	395,182
Skywest, Inc.	41,950	1,040,360
Southwest Airlines Co. (b)	46,551	762,040
U S Airways Group, Inc. (a)(b)	32,623	1,648,766
		9,776,083
Biotechnology - 7.43%
Alkermes, Inc. (a)(b)	23,051	436,125
Amgen, Inc. (a)(b)	8,644	563,848
Biogen Idec, Inc. (a)	10,126	469,036
Celgene Corp. (a)(b)	22,547	1,069,404
Cepheid, Inc. (a)(b)	26,641	258,684
Genentech, Inc. (a)	11,275	922,295
Genzyme Corp. (a)(b)	6,387	389,926
Gilead Sciences, Inc. (a)(b)	13,780	815,225
Medarex, Inc. (a)(b)	28,518	274,058
Medimmune, Inc. (a)(b)	10,814	293,060
Neurocrine Biosciences, Inc. (a)(b)	13,070	138,542
Pdl Biopharma, Inc. (a)(b)	13,820	254,426
United Therapeutics Corp. (a)	5,553	320,797
Vertex Pharmaceuticals, Inc. (a)(b)	9,729	357,152
		6,562,578
Chemicals - 4.11%
Air Products & Chemicals, Inc.	21,403	1,368,080
Airgas, Inc.	22,570	840,732
Praxair, Inc.	26,338	1,422,252
		3,631,064
Commercial Banks - 1.93%
National City Corp. (b)	23,201	839,644
Wachovia Corp. (b)	15,995	865,010
		1,704,654
Commercial Physical And Biological Research - 0.26%
Essex Corp. (a)	12,402	228,445
Communications Equipment - 0.52%
Nice Sys Ltd. - ADR (a)	16,285	458,260
Computer Programming Services - 0.60%
BEA Systems, Inc. (a)	40,252	526,899
Computers & Peripherals - 2.15%
Advanced Digital Information Corp. (a)(b)	43,677	514,078
Komag, Inc. (a)(b)	10,272	474,361
M-Systems Flash Disk Pioneers (a)(b)( c)	30,857	914,293
		1,902,732
Diversified Financial Services - 0.95%
J.P. Morgan Chase & Co.	20,068	842,856
Electric Utilities - 1.01%
Cleco Corp. (b)	38,528	895,776
Electronic Equipment & Instruments - 0.48%
OSI Systems, Inc. (a)	3,717	66,051
Viisage Technology, Inc. (a)(b)	23,842	361,445
		427,496
Health Care Equipment & Supplies - 0.51%
Analogic Corp.	3,008	140,203
Steris Corp.	13,529	309,273
		449,476
Health Care Providers & Services - 2.43%
Laboratory Corp Of America Holdings (a)(b)	22,672	1,410,879
McKesson Corp.	15,615	738,277
		2,149,156
Health Care Technology - 0.73%
IMS Health, Inc. (b)	23,968	643,541
Household Durables - 0.51%
Kimball International, Inc.	22,703	447,476
Insurance - 10.79%
Manulife Financial Corp. (b)(c )	58,209	1,849,300
Metlife, Inc. (b)	43,301	2,217,444
Nationwide Financial Services	19,763	871,153
Prudential Financial, Inc.	47,935	3,724,550
The St. Paul Travelers Companies Inc. (b)	19,438	866,546
		9,528,993
IT Services - 1.69%
CACI International, Inc. - Class A (a)	14,212	828,986
SRA International, Inc. - Class A (a)(b)	24,803	660,504
		1,489,490
Life Science Tools & Services - 1.00%
Applera Corp - Applied Biosystems Group (b)	16,660	538,951
Techne Corp. (a)	6,807	346,612
		885,563
Metals & Mining - 16.77%
Alcan, Inc. ( c)	27,005	1,267,615
Alcoa, Inc. (b)	39,916	1,291,682
BHP Billiton Ltd. - ADR (b)	61,161	2,634,204
Cia Vale do Rio Doce - ADR (b)	22,298	536,044
Inco Ltd. (b)( c)	46,055	3,035,024
PAN American Silver Corp. (a)( c)	11,608	208,828
Phelps Dodge Corp. (b)	25,030	2,056,465
Rio Tinto PLC - ADR (b)( c)	11,100	2,327,781
Southern Copper Corp.	9,074	808,765
Titanium Metals Corp. (a)(b)	18,860	648,407
		14,814,815
Multi-Utilities & Unregulated Power - 1.95%
Oneok, Inc.	50,692	1,725,556
Oil & Gas - 0.70%
EnCana Corp. (b)( c)	10,355	545,087
Hugoton Royalty Trust	2,244	66,647
		611,734
Pharmaceutical Preparations - 0.39%
Theravance, Inc. (a)(b)	14,990	342,971
Pharmaceuticals - 10.89%
Abbott Laboratories	24,928	1,087,110
AstraZeneca Plc - ADR	27,016	1,616,097
Bristol-Myers Squibb Co.	37,588	972,026
Eli Lilly & Co.	14,866	821,644
GlaxoSmithKline PLC - ADR	20,542	1,146,243
Johnson & Johnson	15,337	918,993
Merck & Co., Inc.	19,583	713,409
Novartis AG - ADR	18,371	990,564
Pfizer, Inc.	29,604	694,806
Wyeth	14,782	656,469
		9,617,361
Poultry Slaughtering And Processing - 0.86%
Gold Kist, Inc. (a)	57,161	764,242
Road & Rail - 6.93%
Burlington Northern Santa Fe Corp. (b)	15,823	1,253,973
Canadian National Railway Co. ( c)	26,019	1,138,331
Canadian Pacific Railway Ltd. ( c)	16,407	839,054
CSX Corp. (b)	14,829	1,044,555
Norfolk Southern Corp.	19,143	1,018,790
Union Pacific Corp. (b)	8,869	824,462
		6,119,165
Software - 7.49%
Ansys, Inc. (a)(b)	7,725	369,409
Citrix Systems, Inc. (a)	27,472	1,101,627
Cognos, Inc. (a)(b)( c)	8,769	249,478
Compuware Corp. (a)	45,847	307,175
Hyperion Solutions Corp. (a)	11,233	310,031
Informatica Corp. (a)(b)	42,108	554,141
Jack Henry & Associates, Inc.	24,104	473,885
Lawson Software Inc New (a)	37,538	251,505
Mentor Graphics Corp. (a)(b)	36,620	475,328
SAP AG - ADR (b)	21,501	1,129,232
Sonic Solutions, Inc. (a)(b)	9,633	158,944
TIBCO Software, Inc. (a)	127,151	896,415
Verint Systems, Inc. (a)(b)	11,816	344,909
		6,622,079
Tobacco - 0.59%
Universal Corp.	13,976	520,187
X-ray Apparatus And Tubes And Related Irradiation Apparatus - 0.89%
American Science & Engineering, Inc. (a)(b)	13,613	788,465
TOTAL COMMON STOCKS (Cost $75,760,111)		85,820,697
	Principal
	Amount
SHORT TERM INVESTMENTS - 1.55%
Variable Rate Demand Notes - 1.55%
U.S. Bank, N.A. (d)
4.949%	1,370,717	1,370,717
TOTAL SHORT TERM INVESTMENTS (Cost $1,370,717)		1,370,717

INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 43.46%
COMMERCIAL PAPER - 20.42%

Antalis Funding, 5.33%, 07/07/06 (f)(d)	958,443	957,452
Chesham Financial, 5.32%, 07/03/06 (f)(d)	575,066	574,811
CCN Independence IV LLC, 5.27%, 04/16/07 (f)	511,170	511,170
Concord Minutemen Capital Co., 5.24%, 07/17/06 (f)	1,789,094	1,789,094
Duke Funding, 5.34%, 07/27/06 (d)	1,725,198	1,717,549
Fenway Funding, 5.35%, 07/05/06 (f)(d)	1,852,990	1,851,613
Laguna Corp., 5.13%, 07/05/06 (f)(d)	638,962	636,513
Laguna Corp., 5.32%, 07/27/06 (f)(d)	1,150,132	1,144,217
Lakeside Funding LLC, 5.17%, 07/10/06 (f)	638,962	638,962
Mortgage Interest, 5.22%, 07/06/06 (f)(d)	1,789,094	1,783,926
Rams Funding LLC, 5.12%, 07/06/06 (f)(d)	511,170	509,138
Rams Funding LLC, 5.32%, 07/17/06 (f)(d)	1,277,924	1,272,312
Stratford, 5.13%, 07/12/06 (f)(d)	958,443	953,419
Thornburg Mortgage Capital LLC, 5.11%, 07/06/06 (f)(d)	447,274	445,125
Thornburg Mortgage Capital LLC, 5.25%, 07/17/06 (f)(d)	1,405,717	1,399,386
UBS Finance, 5.27%, 07/03/06 (d)	1,852,990	1,852,176

Total Commercial Paper (Cost $18,036,863)		18,036,863
	Shares
MUTUAL FUND - 0.62%
AIM Short Term Liquid Asset Fund	553,230	553,230

Total Mutual Fund (Cost $553,230)		553,230
	Principal Amount
REPURCHASE AGREEMENTS - 22.42%
CS First Boston Repurchase Agreement,5.36%, 07/03/06	$ 2,236,368
(Collateralized by non-U.S. Government debt securities, value $2,338,250, 4.25% to 5.74%, 06/25/33 to 08/13/39 )		2,236,368
Lehman Brothers Repurchase Agreement,5.43%, 07/03/06	1,086,236
(Collateralized by non-U.S. Government debt securities, value $1,187,881, 6.33% to 10.48%, 07/20/07 to 06/01/28)		1,086,236
Lehman Brothers Repurchase Agreement, 5.43%, 07/03/06	1,150,132
(Collateralized by non-U.S. Government debt securities, value $1,257,441, 6.45% to 10.88%, 12/15/07 to 03/15/29)		1,150,132
Merrill Lynch Repurchase Agreement, 5.22%, 07/03/06	2,555,849
(Collateralized by U.S. Government Agency Issues, value $2,595,899, 4.00% to 5.87%, 05/01/03 to 04/01/25)		2,555,849
Morgan Stanley Repurchase Agreement, 5.39%, 07/03/06	12,779,243
(Collateralized by Freddie Mac Collaterialized Mortgage Obligations, value $13,100,002, 4.00% to 5.50%, 4/15/20 to 4/15/35)		12,779,243

Total Repurchase Agreements (Cost $19,807,828)		19,807,828

Total Investments Purchased as Securities Lending Collateral (Cost $38,397,921)		38,397,921

Total Investments (Cost $115,528,749) - 142.16%		125,589,335
Liabilities in Excess of Other Assets - (42.16)%		(37,248,457)
TOTAL NET ASSETS - 100.00%		$88,340,878

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	All or a portion of this security is on loan
( c)	Foreign Issued Security
(d)	Variable rate security. The rate shown is the rate in effect on
June 30, 2006.

The cost basis of investments for federal income tax purposes at June 30, 2006, was as follows*:

Cost of investments	$77,130,828
Gross unrealized appreciation	13,965,141
Gross unrealized depreciation	(3,904,555)
Net unrealized appreciation	$10,060,586

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial
Statements section in the Fund’s most recent semi-annual or annual report.

Grizzly Short Fund
Schedule of Investments
June 30, 2006
(Unaudited)
	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 25.90%
Variable Rate Demand Notes - 25.90%
U.S. Bank, N.A. (a)
5.10%	$27,763,383	$27,763,383
TOTAL SHORT TERM INVESTMENTS (Cost $27,763,383)		27,763,383
Total Investments (Cost $27,763,383) - 25.90%		$27,763,383
Other Assets in Excess of Liabilities - 74.10%		79,438,749
TOTAL NET ASSETS - 100.00%		$107,202,132

Percentages are stated as a percentage of net assets.
(a) Variable rate security. The rate shown is the rate in effect on June 30, 2006.

The cost basis of investments for federal income tax purposes at June 30, 2006, was as follows*:

Grizzly Short Fund
Cost of investments	$27,763,383
Gross unrealized appreciation	-
Gross unrealized depreciation	-
Net unrealized appreciation	$ -

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Grizzly Short Fund
Schedule of Securities Sold Short
June 30, 2006
(Unaudited)

COMMON STOCK - 93.71%	Shares	Value
Accident & Health Insurance 1.87%
PartnerRe Ltd. (b)	31,286	$2,003,868
Auto Components - 1.19%
Gentex Corp.	91,341	1,278,774
Automobiles - 1.76%
General Motors Corp.	63,413	1,889,073
Biotechnology - 2.76%
Affymetrix, Inc. (a)	49,291	1,261,850
OSI Pharmaceuticals, Inc. (a)	51,475	1,696,616
		2,958,466
Bituminous Coal & Lignite Mining - 1.07%
Alpha Natural Resources, Inc. (a)	58,583	1,149,398
Chemicals - 1.27%
Nova Chemicals Corp. (b)	47,218	1,359,406
Commercial Services & Supplies - 1.43%
H&R Block, Inc.	64,207	1,531,979
Computers & Peripherals - 2.68%
Avid Technology, Inc. (a)	40,206	1,340,066
Diebold, Inc.	37,812	1,535,923
		2,875,989
Consumer Finance - 2.02%
SLM Corp.	40,945	2,166,809
Containers & Packaging - 2.77%
Crown Holdings, Inc. (a)	100,342	1,562,325
Owens-Illinois, Inc. (a)	84,089	1,409,332
		2,971,657
Diversified Financial Services - 1.88%
GATX Corp.	47,410	2,014,925
Electric Utilities - 4.94%
Exelon Corp.	35,709	2,029,343
Northeast Utilities	91,716	1,895,770
PNM Resources, Inc.	54,994	1,372,650
		5,297,763
Electronic Equipment & Instruments - 1.24%
Flextronics International Ltd. (a)(b)	124,888	1,326,311
Fire, Marine, and Casualty Insurance - 1.54%
Platinum Underwriters Holdings Ltd. (b)	59,023	1,651,464
Food Products - 1.32%
Tyson Foods, Inc.	95,536	1,419,665
Gas Utilities - 2.97%
AGL Resources, Inc.	43,716	1,666,454
NiSource, Inc.	69,374	1,515,128
		3,181,582
Health Care Equipment & Supplies - 1.61%
Mentor Corp.	39,626	1,723,731
Health Care Providers & Services 1.40%
Tenet Healthcare Corp. (a)	214,832	1,499,527
Hospitals & Medical Service Plans 1.55%
Axis Capital Holdings Ltd. (b)	58,103	1,662,327
Hotels, Restaurants & Leisure - 1.42%
Hilton Hotels Corp.	53,672	1,517,844
Household Durables - 1.47%
Hovnanian Enterprises, Inc. (a)	52,439	1,577,365
Insurance - 7.53%
The Allstate Corp.	27,755	1,519,031
Aspen Insurance Holdings Ltd. (b)	60,413	1,407,019
Everest Re Group Ltd. (b)	21,233	1,838,141
IPC Holdings Ltd. (b)	59,903	1,477,208
XL Capital Ltd. (b)	29,840	1,829,192
		8,070,591
Internet Software & Services - 1.80%
VeriSign, Inc. (a)	83,423	1,932,911
Leisure Equipment & Products - 1.59%
Eastman Kodak Co.	71,597	1,702,577
Media - 6.64%
Belo Corp.	61,382	957,559
Interpublic Group of Companies, Inc. (a)	152,552	1,273,809
The Reader's Digest Association Inc.	86,145	1,202,584
RH Donnelley Corp. (a)	32,295	1,746,191
Valassis Communications, Inc. (a)	37,193	877,383
XM Satellite Radio Holdings, Inc. - Class A (a)	72,536	1,062,652
		7,120,178
Metals & Mining - 1.61%
Massey Energy Co.	47,925	1,725,300
Multi-Utilities & Unregulated Power - 4.86%
CMS Energy Corp. (a)	118,100	1,528,214
Energy East Corp.	66,560	1,592,781
Reliant Energy, Inc. (a)	174,142	2,086,221
		5,207,216
Oil & Gas - 5.00%
Overseas Shipholding Group	31,437	1,859,499
Pioneer Natural Resources Co.	40,826	1,894,735
Teekay Shipping Corp. (b)	38,286	1,601,886
		5,356,120
Paper & Forest Products - 1.27%
Bowater, Inc.	60,066	1,366,502
Pharmaceuticals - 1.61%
MGI Pharma, Inc. (a)	80,198	1,724,257
Real Estate - 2.68%
The Mills Corp.	58,947	1,576,832
The St Joe Co.	27,792	1,293,440
		2,870,272
Real Estate Investment Trust - 2.07%
Simon Property Group, Inc.	26,776	2,220,801
Semiconductor & Semiconductor Equipment - 4.11%
Entegris, Inc. (a)	146,666	1,397,727
Infineon Technologies AG - ADR (a)	114,294	1,275,521
International Rectifier Corp. (a)	44,470	1,737,888
		4,411,136
Software - 4.51%
Activision, Inc. (a)	146,082	1,662,413
Ca, Inc.	75,419	1,549,860
Symantec Corp. (a)	104,697	1,626,991
		4,839,264
Textiles, Apparel & Luxury Goods - 1.43%
Quiksilver, Inc. (a)	125,780	1,532,000
Thrifts & Mortgage Finance - 5.77%
Fremont General Corp.	54,808	1,017,237
New York Community Bancorp, Inc.	111,379	1,838,867
People's Bank/Bridgeport CT	45,917	1,508,373
Webster Financial Corp.	38,288	1,816,383
		6,180,860
Water Utilities - 1.07%
Aqua America, Inc.	50,159	1,143,124
Total Securities Sold Short (Proceeds $103,753,300)		$100,461,032

Footnotes

Percentages are stated as a percent of net assets.
(a)	Non Income Producing.
(b)	Foreign Issued Security.

Leuthold Asset Allocation Fund
Schedule of Investments
June 30, 2006
(Unaudited)
	Shares	Value
COMMON STOCKS - 27.94%
Automobiles - 0.41%
Thor Industries, Inc.	936	$45,349
Beverages - 0.72%
Hansen Natural Corp. (a)	419	79,765
Biotechnology - 0.44%
Gilead Sciences, Inc. (a)	827	48,925
Capital Markets - 1.78%
The Charles Schwab Corp.	3,025	48,340
E*Trade Financial Corp. (a)	2,057	46,941
Greenhill & Co, Inc.	775	47,089
Investment Technology Group, Inc. (a)	1,075	54,674
		197,044
Commercial Services & Supplies - 0.50%
ITT Educational Services, Inc. (a)	837	55,083
Communications Equipment - 0.51%
CommScope, Inc. (a)	1,810	56,870
Computers & Peripherals - 0.44%
Western Digital Corp. (a)	2,455	48,634
Construction & Engineering - 0.59%
McDermott International, Inc. (a)(b)	1,443	65,613
Construction Materials - 0.84%
Eagle Materials, Inc.	916	43,510
Vulcan Materials Co.	639	49,842
		93,352
Distributors - 0.67%
WESCO International, Inc. (a)	1,078	74,382
Electrical Equipment - 0.50%
Thomas & Betts Corp. (a)	1,089	55,866
Electronic Equipment & Instruments - 0.42%
AVX Corp.	2,974	46,959
Energy Equipment & Services - 1.87%
Helix Energy Solutions Group, Inc. (a)	1,396	56,342
Schlumberger Ltd. (b)	816	53,130
Tenaris SA - ADR	1,344	54,419
Tidewater, Inc.	880	43,296
		207,187
Food Products - 0.43%
Archer-Daniels-Midland Co.	1,145	47,266
Internet Software & Services - 0.51%
Netease.com - ADR (a)	2,511	56,071
Machinery - 2.32%
Gardner Denver, Inc. (a)	1,414	54,439
Joy Global, Inc.	926	48,235
Reliance Steel & Aluminum Co.	350	29,033
Terex Corp. (a)	681	67,215
Westinghouse Air Brake Technologies Corp.	1,570	58,718
		257,640
Metals & Mining - 7.29%
Alcan, Inc. (b)	882	41,401
Alcoa, Inc.	2,345	75,884
Allegheny Technologies, Inc.	507	35,105
Commercial Metals Co.	1,344	34,541
Inco Ltd. (b)	1,673	110,251
Phelps Dodge Corp.	1,945	159,801
Rio Tinto PLC - ADR	327	68,575
Southern Copper Corp.	1,365	121,662
Titanium Metals Corp. (a)	4,679	160,864
		808,084
Oil & Gas - 0.48%
Valero Energy Corp.	796	52,950
Pharmaceutical Preparations - 0.39%
Biovail Corp. (b)	1,836	42,981
Pharmaceuticals - 0.88%
Dr Reddy's Laboratories Ltd. - ADR	1,659	45,954
King Pharmaceuticals, Inc. (a)	3,025	51,425
		97,379
Real Estate Agents And Managers - 0.59%
CB Richard Ellis Group, Inc. (a)	2,637	65,661
Real Estate Management & Development - 0.49%
Jones Lang LaSalle, Inc.	624	54,631
Road & Rail - 0.43%
Burlington Northern Santa Fe Corp.	607	48,105
Search, Detection, Navigation, Guidance, Aeronautical, And Nautical - 0.54%
Garmin Ltd. (b)	567	59,784
Semiconductor & Semiconductor Equipment - 1.11%
Advanced Micro Devices, Inc. (a)	1,391	33,968
Broadcom Corp. (a)	1,051	31,583
Nvidia Corp. (a)	2,721	57,930
		123,481
Software - 0.48%
Amdocs Ltd (a)(b)	1,451	53,107
Specialty Retail - 1.39%
Circuit City Stores, Inc.	1,982	53,950
Dress Barn, Inc. (a)	2,119	53,717
Group 1 Automotive, Inc.	827	46,593
		154,260
Textiles, Apparel & Luxury Goods - 0.44%
Gildan Activewear, Inc. (a)(b)	1,046	49,162
Tobacco - 0.48%
Reynolds American, Inc.	464	53,499
TOTAL COMMON STOCKS (Cost $2,971,782)		3,099,090

INVESTMENT COMPANIES - 22.58%
Mutual Funds -2.38%
Fidelity Japan Fund	2,768	47,691
ING Russia Fund (a)	937	46,191
Japan Smaller Cap Fund	6,444	90,345
Matthews Japan Fund	1,323	23,833
Matthews India Fund	1,490	17,015
US Global Investors Accolade Funds - Eastern European Fund	960	39,286
		264,361
Exchange Traded Funds - 20.19%
AMEX Financial Select SPDR Fund	5,097	164,531
Consumer Staples Select Sector SPDR Fund	13,708	331,597
iShares DJ Select Dividend Fund	5,185	326,966
iShares MSCI Brazil Index Fund	1,138	44,519
iShares China 25 Fund	1,515	116,352
iShares MSCI Emerging Markets Index Fund	305	28,639
iShares MSCI Japan Index Fund	17,523	239,014
iShares MSCI Malaysia Index Fund	2,107	15,360
iShares MSCI South Africa Fund	224	21,963
iShares MSCI South Korea Index	1,426	64,526
iShares MSCI Taiwan Index Fund	1,399	17,935
iShares S&P 500 Value Index Fund	6,048	415,437
iShares S&P MidCap 400/BARRA Value Index Fund	3,373	251,390
iShares S&P Latin America Fund	278	38,008
Utilities Select Sector SPDR Fund	5,064	163,517
		2,239,754
TOTAL INVESTMENT COMPANIES (Cost $2,459,235)		2,504,115

	Principal
	Amount	Value
CORPORATE BONDS - 9.34%
Diversified Financial Services - 3.10%
General Motors Acceptance Corp.
5.625%, 05/15/2009	$362,000	$344,320
Non-depository Credit Institutions - 3.63%
General Motors Acceptance Corp.
7.750%, 01/19/2010	405,000	402,912
Personal Credit Institutions - 2.61%
General Motors Acceptance Corp.
7.250%, 03/02/2011	298,000	288,913
TOTAL CORPORATE BONDS (Cost $1,031,233)		1,036,145
U.S. TREASURY OBLIGATIONS - 8.06%
U.S. Treasury Note - 8.06%
4.875%, 04/30/2011	450,000	445,412
4.250%, 10/15/2010	463,000	448,097
TOTAL U.S. TREASURY OBLIGATIONS (Cost $893,176)		893,509
SHORT TERM INVESTMENTS - 1.84%
Variable Rate Demand Notes - 1.84%
Wisconsin Corporate Central Credit Union
5.02%	$204,241	204,241
TOTAL SHORT TERM INVESTMENTS (Cost $204,241)		204,241
Total Investments (Cost $7,559,667) - 69.76%		7,737,100
Other Assets in Excess of Liabilities - 30.24%		3,353,977
TOTAL NET ASSETS - 100.00%		$11,091,077

Leuthold Asset Allocation Fund
Schedule of Securities Sold Short
June 30, 2006
(Unaudited)

COMMON STOCKS - 20.46%	Shares	Value
Accident & Health Insurance - 0.40%
PartnerRe Ltd. (b)	696	$44,579
Auto Components - 0.29%
Gentex Corp.	2,293	32,102
Automobiles - 0.36%
General Motors Corp.	1,345	40,068
Biotechnology - 0.59%
Affymetrix, Inc. (a)	1,147	29,363
OSI Pharmaceuticals, Inc. (a)	1,078	35,531
		64,894
Bituminous Coal & Lignite Mining - 0.23%
Alpha Natural Resources, Inc. (a)	1,322	25,938
Chemicals - 0.27%
Nova Chemicals Corp. (b)	1,055	30,373
Commercial Services & Supplies - 0.31%
H&R Block, Inc.	1,445	34,478
Computers & Peripherals - 0.55%
Avid Technology, Inc. (a)	848	28,264
Diebold, Inc.	795	32,293
		60,557
Consumer Finance - 0.49%
SLM Corp.	1,032	54,613
Containers & Packaging - 0.64%
Crown Holdings, Inc. (a)	2,515	39,159
Owens-Illinois, Inc. (a)	1,888	31,643
		70,802
Diversified Financial Services - 0.45%
GATX Corp.	1,185	50,362
Electric Utilities - 1.16%
Exelon Corp.	795	45,180
Northeast Utilities	2,339	48,347
PNM Resources, Inc.	1,406	35,094
		128,621
Electronic Equipment & Instruments - 0.27%
Flextronics International Ltd. (a)(b)	2,798	29,715
Fire, Marine, & Casualty Insurance - 0.37%
Platinum Underwriters Holdings Ltd. (b)	1,483	41,494
Food Products - 0.28%
Tyson Foods, Inc.	2,079	30,894
Gas Utilities - 0.62%
AGL Resources, Inc.	940	35,833
NiSource, Inc.	1,514	33,066
		68,899
Health Care Equipment & Supplies - 0.31%
Mentor Corp.	803	34,931
Health Care Providers & Services - 0.31%
Tenet Healthcare Corp. (a)	4,953	34,572
Hospital & Medical Service Plans - 0.38%
Axis Capital Holdings Ltd. (b)	1,452	41,542
Hotels, Restaurants & Leisure - 0.30%
Hilton Hotels Corp.	1,170	33,088
Household Durables - 0.30%
Hovnanian Enterprises, Inc. (a)	1,101	33,118
Insurance - 1.64%
The Allstate Corp.	589	32,236
Aspen Insurance Holdings Ltd. (b)	1,361	31,698
Everest Re Group Ltd. (b)	520	45,016
IPC Holdings Ltd. (b)	1,292	31,861
XL Capital Ltd. (b)	665	40,765
		181,576
Internet Software & Services - 0.39%
VeriSign, Inc. (a)	1,857	43,027
Leisure Equipment & Products - 0.35%
Eastman Kodak Co.	1,643	39,071
Media - 1.56%
Belo Corp.	1,536	23,962
Interpublic Group of Companies, Inc. (a)	3,501	29,233
The Reader's Digest Association Inc.	2,186	30,517
RH Donnelley Corp. (a)	803	43,418
Valassis Communications, Inc. (a)	933	22,009
XM Satellite Radio Holdings, Inc. - Class A (a)	1,636	23,967
		173,106
Metals & Mining - 0.36%
Massey Energy Co.	1,101	39,636
Multi-Utilities & Unregulated Power - 1.05%
CMS Energy Corp. (a)	2,645	34,226
Energy East Corp.	1,429	34,196
Reliant Energy, Inc. (a)	3,990	47,800
		116,222
Oil & Gas - 1.04%
Overseas Shipholding Group	680	40,222
Pioneer Natural Resources Co.	856	39,727
Teekay Shipping Corp. (b)	856	35,815
		115,764
Paper & Forest Products - 0.33%
Bowater, Inc.	1,590	36,172
Pharmaceuticals - 0.32%
MGI Pharma, Inc. (a)	1,651	35,496
Real Estate - 0.55%
The Mills Corp.	1,208	32,314
The St Joe Co.	627	29,181
		61,495
Real Estate Investment Trust - 0.51%
Simon Property Group, Inc.	680	56,399
Semiconductor & Semiconductor Equipment - 0.90%
Entegris, Inc. (a)	3,165	30,162
Infineon Technologies AG - ADR (a)	2,645	29,518
International Rectifier Corp. (a)	1,017	39,744
		99,424
Software - 0.92%
Activision, Inc. (a)	3,256	37,053
Ca, Inc.	1,552	31,894
Symantec Corp. (a)	2,117	32,898
		101,845
Textiles, Apparel & Luxury Goods - 0.29%
Quiksilver, Inc. (a)	2,614	31,839
Thrifts & Mortgage Finance - 1.12%
New York Community Bancorp, Inc.	2,775	45,815
People's Bank/Bridgeport CT	986	32,390
Webster Financial Corp.	978	46,396
		124,601
Water Utilities - 0.25%
Aqua America, Inc.	1,231	28,054
Total Securities Sold Short (Proceeds $1,919,676)		$2,269,367

Footnotes
Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a) Non Income Producing
(b) Foreign Issued Security

The cost basis of investments for federal income tax purposes at June 30, 2006, was as follows*:

Cost of investments	$ 7,559,667
Gross unrealized appreciation	197,830
Gross unrealized depreciation	(20,397)
Net unrealized appreciation	$ 177,433

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial
Statements section in the Fund’s most recent semi-annual or annual report.

Leuthold Select Equities Fund
Schedule of Investments
June 30, 2006
(Unaudited)
	Shares	Value
COMMON STOCKS - 90.13%
Automobiles - 1.64%
Thor Industries, Inc.	415	$20,107
Beverages - 2.78%
Hansen Natural Corp. (a)	179	34,076
Biotechnology - 1.76%
Gilead Sciences, Inc. (a)	364	21,534
Capital Markets - 7.01%
The Charles Schwab Corp.	1,296	20,710
E*Trade Financial Corp. (a)	903	20,607
Greenhill & Co, Inc.	338	20,537
Investment Technology Group, Inc. (a)	471	23,955
		85,809
Commercial Services & Supplies - 1.97%
ITT Educational Services, Inc. (a)	367	24,152
Communications Equipment - 2.02%
CommScope, Inc. (a)	786	24,696
Computers & Peripherals - 1.74%
Western Digital Corp. (a)	1,078	21,355
Construction & Engineering - 2.34%
McDermott International, Inc. (a)(b)	631	28,692
Construction Materials - 3.29%
Eagle Materials, Inc.	399	18,953
Vulcan Materials Co.	273	21,294
		40,247
Distributors - 2.67%
WESCO International, Inc. (a)	474	32,706
Electrical Equipment - 2.01%
Thomas & Betts Corp. (a)	480	24,624
Electronic Equipment & Instruments - 1.68%
AVX Corp.	1,301	20,543
Energy Equipment & Services - 7.39%
Helix Energy Solutions Group, Inc. (a)	615	24,822
Schlumberger Ltd. (b)	358	23,309
Tenaris SA - ADR	578	23,403
Tidewater, Inc.	386	18,991
		90,525
Food Products - 1.67%
Archer-Daniels-Midland Co.	495	20,434
Internet Software & Services - 1.95%
Netease.com - ADR (a)	1,067	23,826
Machinery - 9.17%
Gardner Denver, Inc. (a)	611	23,523
Joy Global, Inc.	406	21,149
Reliance Steel & Aluminum Co.	153	12,691
Terex Corp. (a)	297	29,314
Westinghouse Air Brake Technologies Corp.	685	25,619
		112,296
Metals & Mining - 8.51%
Allegheny Technologies, Inc.	218	15,094
Commercial Metals Co.	589	15,137
Phelps Dodge Corp.	299	24,566
Southern Copper Corp.	229	20,411
Titanium Metals Corp. (a)	842	28,948
		104,156
Oil & Gas - 1.89%
Valero Energy Corp.	347	23,082
Pharmaceutical Preparations - 1.54%
Biovail Corp. (b)	805	18,845
Pharmaceuticals - 3.46%
Dr Reddy's Laboratories Ltd. - ADR	714	19,778
King Pharmaceuticals, Inc. (a)	1,329	22,593
		42,371
Real Estate Agents And Managers - 2.37%
CB Richard Ellis Group, Inc. (a)	1,165	29,009
Real Estate Management & Development - 1.95%
Jones Lang LaSalle, Inc.	273	23,901
Road & Rail - 1.71%
Burlington Northern Santa Fe Corp.	264	20,922
Search, Detection, Navigation, Guidance, Aeronautical, And Nautical - 2.14%
Garmin Ltd. (b)	249	26,255
Semiconductor & Semiconductor Equipment - 4.44%
Advanced Micro Devices, Inc. (a)	615	15,018
Broadcom Corp. (a)	460	13,823
Nvidia Corp. (a)	1,196	25,463
		54,304
Software - 1.76%
Amdocs Ltd. (a)(b)	589	21,557
Specialty Retail - 5.53%
Circuit City Stores, Inc.	868	23,627
Dress Barn, Inc. (a)	932	23,626
Group 1 Automotive, Inc.	364	20,508
		67,761
Textiles, Apparel & Luxury Goods - 1.79%
Gildan Activewear, Inc. (a)(b)	465	21,855
Tobacco - 1.95%
Reynolds American, Inc.	207	23,867
TOTAL COMMON STOCKS (Cost $1,038,746)		$1,103,507
	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 9.56%
Variable Rate Demand Notes - 9.56%
American Family Demand Note (c)
4.81%	$37,787	$37,787
U.S. Bank, N.A. ( c)
5.10%	41,279	41,279
Wisconsin Corporate Central Credit Union ( c)
5.02%	38,000	38,000
		117,066
TOTAL SHORT TERM INVESTMENTS (Cost $117,066)		117,066
Total Investments (Cost $1,155,812) - 99.69%		1,220,573
Other Assets in Excess of Liabilities - 0.31%		3,776
TOTAL NET ASSETS - 100.00%		$1,224,349

Footnotes

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Variable rate security. The rate shown is the rate in effect on June 30, 2006.

The cost basis of investments for federal income tax purposes at June 30, 2006, was as follows*:

Cost of investments		$ 1,155,812
Gross unrealized appreciation		73,578
Gross unrealized depreciation		(8,817)
Net unrealized appreciation		$ 64,761

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial
Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Leuthold Funds Inc.

By (Signature and Title) /s/ Steven C. Leuthold
Steven C. Leuthold, President

Date         8/20/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Steven C. Leuthold
Steven C. Leuthold, President

Date         8/20/06

By (Signature and Title)* /s/ David R. Cragg
David R. Cragg, Treasurer

Date        8/23/06

* Print the name and title of each signing officer under his or her signature.